Fair Value Of Financial Instruments (Fair Values Of Recognized Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 27,710	$ 31,216
Securities	257,509	242,395
Loans, net	470,706	316,952
Total financial assets	755,925	590,563
Deposits	688,921	511,940
Federal Funds purchased and securities sold under repurchase agreements	24,577	32,344
Borrowed funds	14,346	15,199
Total financial liabilities	727,844	559,483
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	27,710	31,216
Securities	257,509	242,395
Loans, net	485,760	323,143
Total financial assets	770,979	596,754
Deposits	690,672	513,710
Federal Funds purchased and securities sold under repurchase agreements	24,577	32,344
Borrowed funds	14,472	16,642
Total financial liabilities	$ 729,721	$ 562,696